ACQUISITIONS - Components of Purchase Price (Details) - VCS Business $ / shares in Units, $ in Millions	Jan. 02, 2024 USD ($) $ / shares shares
Business Acquisition [Line Items]
Cash	$ 11,156
Common shares	3,001
Consideration transferred	$ 14,157
Business acquisition, equity interest issued( in shares) | shares	58,608,959
Business acquisition (in USD per share) | $ / shares	$ 51.20